Operating Leases	6 Months Ended
Jun. 30, 2021
Operating Lease [Abstract]
OPERATING LEASES

NOTE 13 — OPERATING LEASES

Kyle’s

On September 1, 2020, Kyle’s entered into an industrial lease agreement with the Kyle’s Sellers, who are officers of Kyle’s and principal shareholders of the Company. The lease is for a term of five years, with an option for a renewal term of five years, and provides for a base rent of $7,000 per month for the first 12 months, which will increase to $7,210 for months 13-16 and to $7,426 for months 37-60. In addition, Kyle’s is responsible for all taxes, insurance and certain operating costs during the lease term. In the event of late payment, interest shall accrue on the unpaid amount at the rate of twelve percent (12%) per annum. The lease agreement contains customary events of default, representations, warranties and covenants.

On June 9, 2021, Kyle’s entered into an additional industrial lease agreement with a third party. The lease is for a term of five years and two months, with an option for a renewal term of five years. In addition, Kyle’s is responsible for all taxes, insurance and certain operating costs during the lease term. In the event of late payment, interest shall accrue on the unpaid amount at the rate of twelve percent (18%) per annum. The lease agreement contains customary events of default, representations, warranties and covenants. The lease increased the operating lease right to use asset and corresponding operating lease liability by $361,158.

Supplemental balance sheet information related to leases was as follows:

June 30, 2021
Operating lease right-of-use lease asset	$735,074
Accumulated amortization	(50,787)
Net balance	$684,287

Lease liability, current portion	110,731
Lease liability, long term	576,381
Total operating lease liabilities	$687,112

Weighted Average Remaining Lease Term – operating leases	56 months

Weighted Average Discount Rate – operating leases	5.5%

Future minimum lease payments under this operating lease as of June 30, 2021 were as follows:

2021 (remainder of year)	$69,524
2022	167,973
2023	171,282
2024	175,529
2025	148,416
2026	52,558
Total lease payments	785,282
Less imputed interest	(85,907)
Maturities of lease liabilities	$699,375

Asien’s

Asien’s has an office and showroom space that has been leased on a month-by-month basis for $11,665 per month.

Wolo

On October 4, 1978, Wolo Mfg entered into a lease agreement with PKL Realty LLC (formerly P.K.L. Realty Corp). This lease agreement has been amended numerous times. Pursuant to the latest amendment entered into in July 2020, the lease expires on July 31, 2022. The lease agreement contains customary events of default representations, warranties and covenants.

June 30, 2021
Operating lease right-of-use lease asset	$153,663
Accumulated amortization	68,155
Net balance	$85,508

Lease liability, current portion	79,536
Lease liability, long term	6,897
Total operating lease liabilities	$86,433

Weighted Average Remaining Lease Term – operating leases	13 months

Weighted Average Discount Rate – operating leases	6%

Future minimum lease payments under this operating lease as of June 30, 2021 were as follows:

2021 (remainder of year)	$41,214
2022	48,279
Total lease payments	89,493
Less imputed interest	(3,060)
Maturities of lease liabilities	$86,433